INCOME TAX - Tax rate to provision reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Amount
Pretax loss	$ (77,611)	$ (36,138)	$ (31,623)
Federal statutory tax rate	(16,298)
State and Local taxes	$ (136)
Effective Income Tax Rate Reconciliation, State and Local Jurisdiction, Contribution Greater than 50 Percent, Tax Effect [Extensible Enumeration]	stpr:CA
Tax incentive	$ (1,808)
Non-deductible expenses	74
Total Income Tax Expense	$ 0	6	9
Tax Jurisdiction of Domicile [Extensible Enumeration]	United States
Reserve for uncertain tax positions	$ 0	$ 0	$ 0
Percentage
Federal statutory tax rate	21.00%	21.00%	21.00%
Effect of tax rates in foreign jurisdiction		(6.15%)	(5.80%)
State income tax rate	0.18%	0.11%	0.05%
Effect of preferential tax rate		(0.06%)	(0.07%)
Statutory tax rate difference		0.02%	0.03%
Changes in valuation allowances		(13.50%)	(11.99%)
Research and development credit	2.33%	(0.98%)	(2.94%)
Non-deductible expenses	(0.10%)	(0.42%)	(0.25%)
Effective tax rate	0.00%	0.02%	0.03%
United States
Amount
Change in valuation allowance	$ 2,849
Percentage
Changes in valuation allowances	(3.67%)
Cayman Islands
Amount
Statutory tax rate difference	$ 7,012
Percentage
Statutory tax rate difference	(9.03%)
Hong Kong
Amount
Statutory tax rate difference	$ 1,623
Change in valuation allowance	$ 5,851
Percentage
Statutory tax rate difference	(2.09%)
Changes in valuation allowances	(7.54%)
Other
Amount
Statutory tax rate difference	$ 47
Change in valuation allowance	851
Other	$ (65)
Percentage
Statutory tax rate difference	(0.06%)
Changes in valuation allowances	(1.10%)
Other	0.08%